Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Accounts receivable	26,612,573	26,963,149	3,806,903
Less: allowance for doubtful accounts	(8,487,562)	(3,951,391)	(557,894)
Accounts receivable, net	18,125,011	23,011,758	3,249,009

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Beginning balance	2,362,455	8,487,562	1,198,351
Addition	8,487,562	3,951,391	557,893
Recovery	(2,239,384)	-	-
Deconsolidation of Fe-da and subsidiaries	-	(8,487,562)	(1,198,351)
Exchange rate difference	(123,071)	-	-
Ending balance	8,487,562	3,951,391	557,893

Allowance for doubtful accounts net for the years ended December 31, 2022 and 2023 amounted to RMB 8,364,491 and RMB 3,951,391 (USD 557,893), respectively.